DEBT - Additional Information (Details)	1 Months Ended	6 Months Ended		9 Months Ended
	Jul. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) vessel	Jun. 30, 2016 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2016 USD ($) vessel	Feb. 29, 2016 USD ($)
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed		$ 241,900,000
Proceeds from long-term debt		$ 50,000,000	$ 142,200,000
Number of Capesize newbuildings delivered | vessel		2
Repayment of long-term debt		$ 68,531,000	22,219,000
Restricted Cash		64,168,000			$ 53,797,000
Minimum Value Covenant						100.00%
Repayments of debt		68,531,000
Amortization of purchase price adjustment		4,986,000
Deferred charges		4,700,000
Amortization of debt issuance costs		691,000
Vessels and equipment, net		2,243,448,000			$ 1,758,939,000
Term Loan Facility of $420 Million [Member]
Debt Instrument [Line Items]
Debt face amount						$ 420,000,000.0
Term Loan Facility of $109.2 Million [Member]
Debt Instrument [Line Items]
Debt face amount		$ 109,200,000.0
Term Loan Facilities of $109.2 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Repayment of long-term debt			14,500,000
Debt Instrument, Average Basis Spread on Variable Rate		3.10%
Debt Instrument, Periodic Payment		$ 5,800,000
Restricted Cash		$ 10,000,000
Minimum Value Covenant		105.00%
Term Loan Facility of $73.4 Million [Member]
Debt Instrument [Line Items]
Debt face amount		$ 73,400,000.0
Term Loan Facility of $80.2 Million [Member]
Debt Instrument [Line Items]
Debt face amount		80,200,000.0
Term Loan Facility of $425 Million
Debt Instrument [Line Items]
Debt face amount		$ 425,000,000				425,000,000.0
Term Loan Facility of $33.93 Million
Debt Instrument [Line Items]
Debt face amount						33,930,000.00
Term Loan Facility of $82.5 Million [Member]
Debt Instrument [Line Items]
Debt face amount						82,500,000.0
Term Loan Facility of $284 Million
Debt Instrument [Line Items]
Debt face amount						$ 284,000,000.0
Floating Rate Debt
Debt Instrument [Line Items]
Number of vessels serving as security | vessel		61			45
Repayment of long-term debt			54,000,000
Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed		$ 285,200,000
Quintana Shipping Ltd [Domain] | Term Loan Facilities of $109.2 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed		$ 219,400,000
Number of Capesize newbuildings delivered | vessel		11
Hemen Holdings Ltd [Domain] | Seller's Credit [Member]
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed		$ 22,500,000
Number of Capesize newbuildings delivered | vessel		2
Subsequent Event [Member] | Term Loan Facilities of $109.2 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Repayment of long-term debt				$ 40,600,000
Restricted Cash				$ 10,000,000
Market Adjusted Equity				25.00%
Subsequent Event [Member] | Quintana Shipping Ltd [Domain]
Debt Instrument [Line Items]
Noncash or Part Noncash Acquisition, Debt Assumed	$ 43,300,000
Repayments of debt	$ 2,900,000
Golden Surabaya & Golden Savannah [Domain] | Term Loan Facility of $425 Million
Debt Instrument [Line Items]
Proceeds from long-term debt			$ 50,000,000
Minimum [Member] | Subsequent Event [Member] | Term Loan Facilities of $109.2 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Minimum Value Covenant				125.00%
Maximum [Member] | Subsequent Event [Member] | Term Loan Facilities of $109.2 Million, $73.4 Million & $80.2 Million [Member]
Debt Instrument [Line Items]
Minimum Value Covenant				135.00%
Collateral Pledged [Member] | Floating Rate Debt
Debt Instrument [Line Items]
Vessels and equipment, net		$ 2,193,800,000			$ 1,733,200,000